Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 435,671	R$ 487,926
Noncurrent liabilities	2,787,032	2,798,688
Total liabilities	3,222,703	3,286,614
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Current liabilities		52,762
Noncurrent liabilities
Total liabilities		52,762
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	435,671	435,164
Noncurrent liabilities	2,787,032	2,798,688
Total liabilities	R$ 3,222,703	R$ 3,233,852